Transactions with Related Parties, Former Parent Company (Details)					12 Months Ended
	Dec. 11, 2024 USD ($)	Mar. 27, 2024 $ / shares shares	Aug. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 $ / shares shares	Dec. 31, 2024 USD ($) Subsidiary Installment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 12, 2024 USD ($) shares	Mar. 02, 2023 $ / shares	Jul. 29, 2022 $ / shares
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001			$ 0.001
Payments related to Spin-Off					$ 0	$ 2,694,646	$ 0
Due from related parties, current					$ 6,072,800	$ 1,018,883
Common shares outstanding (in shares) | shares				9,461,009	19,093,853	18,978,409
Common shares, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001			$ 0.001	$ 0.001
Dividend income from related party					$ 2,645,833	$ 1,020,833	0
Investment in related party					100,687,500	50,541,667
Loan to related party					100,000,000	0	$ 0
Loan to related party, current					10,364,205	0
Loan to related party, non-current					$ 90,000,000	$ 0
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares) | shares				140,000		140,000
Preferred shares, dividend rate				1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares				$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares				0.001
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate					20.00%
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 2.5
Related Party [Member] | Castor [Member]
Transactions with Related Parties [Abstract]
Payments related to Spin-Off						$ 2,694,646
Due from related parties, current					$ 0	0
Investment in related party					100,687,500	50,541,667
Loan to related party, current					10,364,205
Accrued interest					364,205
Loan to related party, non-current					$ 90,000,000
Related Party [Member] | Castor [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Loan to related party	$ 100,000,000
Loan to related party	100,000,000
Term					5 years
Basis adjustment					1.80%
Number of ship-owning subsidiaries that guarantee the Term Loan | Subsidiary					10
Number of receivable installments | Installment					20
Frequency of periodic payments					quarterly
Installment payment					$ 2,500,000
Balloon installment payable at maturity					50,000,000
Value of vessels	$ 235,000,000
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares) | shares				140,000
Accrued dividends payable					$ 338,333	315,000
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate			5.00%
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001
Number of shares to be purchased (in shares) | shares			50,000					50,000
Purchase price (in dollars per share) | $ / shares			$ 1,000
Total investment			$ 50,000,000					$ 50,000,000
Dividend rate multiplier			1.3
Conversion price (in dollars per share) | $ / shares			$ 7		$ 0.7
Period used to determine weighted average price for conversion					5 days
Stock split		0.1
Common shares outstanding (in shares) | shares		9,662,354
Common shares, par value (in dollars per share) | $ / shares		$ 0.001
Preferred shares, outstanding (in shares) | shares								100,000
Minimum number of shares that can be converted into common shares (in shares) | shares					500
Maximum number of shares that can be redeemed for cash (in shares) | shares					30,000
Period after closing date of transaction when shares cannot be disposed of					180 days
Dividend income from related party					$ 2,500,000	500,000
Accrued dividends					$ 687,500	$ 541,667
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate					20.00%
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share) | $ / shares					$ 0.3